14 Contract assets	12 Months Ended
Dec. 31, 2020
Contract assets [abstract]
Contract assets
14	Contract assets

Contract assets (works in progress) is the right to consideration in exchange for goods or services transferred to customers. As established by IFRS 15 - Revenue from contract with customers, assets related to the concession under construction, recorded under the scope of IFRIC 12 – Service Concession Arrengements, should be classified as Contract Assets during the construction period and transferred to Intangible Assets only after the completion of the works.

A contract assets is initially recognized at fair value and includes borrowing costs capitalized during the period when the asset is under construction, based on the weighted average rate of borrowings in effect on the capitalization date. For further information on the capitalization of interest and construction margin, recorded during the construction period, see Note 15.

	December 31, 2019	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2020 (iii)

Total contract assets	7,617,714	3,984,158	55,706	(3,688,414)	7,969,164

(i)	The largest additions of the period are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 1,676 million, R$ 284 million and R$ 228 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Guarulhos, Cotia and Praia Grande, in the amounts of R$ 1,414 million, R$ 173 million, R$ 117 million and R$ 115 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 3,727 million, R$ 527 million and R$ 496 million, respectively.

As of December 31, 2020, contract assets includes leases recognized before December 31, 2019 in accordance with IAS 17 amounting to R$ 276,893 (R$ 276,893 as of December 31, 2019). The leases are cost of the works, but are still in progress.

	December 31, 2018	Additions	Write-offs	Transfers	Transfers of works to intangible assets	December 31, 2019

Total contract assets	7,407,948	3,532,283	(4,910)	10,710	(3,328,317)	7,617,714

	January 1, 2018	Additions	Transfers of works to intangible assets	December 31, 2018

Total contract assets	10,387,715	3,188,943	(6,168,710)	7,407,948